Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 4 – Intangible Assets

The following table provides details associated with the Company’s acquired identifiable intangible assets at June 30, 2025 and December 31, 2024:

	2025	2024

Know-how license	$80,000	$80,000
Less: Accumulated amortization	(80,000)	(74,667)
Total	$—	$5,333

Amortization expense charged to operations was $5,333 and $8,000 for the six months ended June 30, 2025 and 2024, respectively, and $1,333 and $4,000 for the three months ended June 30, 2025 and 2024, respectively.

Note 5 – Intangible Assets

The following table provides details associated with the Company’s acquired identifiable intangible assets at December 31, 2024 and 2023:

	2024	2023
Know-how license	$80,000	$80,000
Less: Accumulated amortization	(74,667)	(58,667)
Total	$5,333	$21,333

Amortization expense charged to operations was $16,000 for the years ended December 31, 2024 and 2023, respectively.